Shareholder Report, Holdings (Details) - VIP Investment Grade Central Fund	Jun. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	66.30%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
GrandCaymanUkOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%